FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Financial Services - 8.4%
Mastercard, Inc. - Class A	1,068	$548,525

Health Care - 7.9%
Boston Scientific Corp.(a)	12,048	514,209

Media - 49.2%(b)
AppLovin Corp. - Class A(a)	1,117	575,512
Booking Holdings, Inc.	2,937	523,491
DoorDash, Inc. - Class A(a)	2,910	536,982
Meta Platforms, Inc. - Class A	970	546,391
Netflix, Inc.(a)	7,228	516,079
Uber Technologies, Inc.(a)	6,993	504,615
		3,203,070

Retail & Wholesale - Discretionary - 8.4%
Amazon.com, Inc.(a)	2,290	545,799

Software & Tech Services - 17.3%
Microsoft Corp.	1,429	533,046
Palo Alto Networks, Inc.(a)	1,754	598,149
		1,131,195

Tech Hardware & Semiconductors - 8.5%
NVIDIA Corp.	2,771	554,449

TOTAL COMMON STOCKS (Cost $6,310,233)		6,497,247

TOTAL INVESTMENTS - 99.7% (Cost $6,310,233)		$6,497,247
Other Assets in Excess of Liabilities - 0.3%		16,297
TOTAL NET ASSETS - 100.0%		$6,513,544

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF

Schedule of Securities Sold Short

June 30, 2026 (Unaudited)

COMMON STOCKS - (98.0)%	Shares	Value
Consumer Discretionary Products - (9.8)%
NVR, Inc.	(94)	$(640,460)

Financial Services - (19.5)%
Goldman Sachs Group, Inc.	(627)	(634,129)
Northern Trust Corp.	(3,679)	(639,557)
		(1,273,686)

Industrial Products - (9.9)%
Illinois Tool Works, Inc.	(2,390)	(646,423)

Industrial Services - (10.0)%
Expeditors International of Washington, Inc.	(3,980)	(648,661)

Insurance - (19.5)%
Principal Financial Group, Inc.	(5,937)	(639,890)
W.R. Berkley Corp.	(8,976)	(633,077)
		(1,272,967)

Media - (9.8)%
Warner Bros Discovery, Inc.	(23,924)	(637,814)

Retail & Wholesale - Staples - (9.8)%
Archer-Daniels-Midland Co.	(8,331)	(636,488)

Utilities - (9.7)%
Dominion Energy, Inc.	(9,219)	(629,566)

TOTAL COMMON STOCKS (Proceeds ($6,372,279))		(6,386,065)

TOTAL SECURITIES SOLD SHORT - (98.0)% (Proceeds $6,372,279)		$(6,386,065)

Percentages are stated as a percent of net assets.